RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
RESEARCH AND DEVELOPMENT EXPENSES
Schedule of research and development expenses
	Years ended December 31
	2011	2012	2013
Research and development	20,133	15,556	25,244
Less: research and development grants	(1,128)	(6,675)	(13,617)
Research and development, net	19,005	8,881	11,627